Lease Liabilities - Summary of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Current	$ 1,118,382	$ 750,127
Non-current	10,612,062	7,415,363
Total lease liabilities	$ 11,730,444	$ 8,165,490	$ 6,244,222